Notes on the Consolidated Statements of Operations and Comprehensive Loss - Income taxes (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Consolidated Income Statement [Line Items]
Average effective annual tax rate	9.10%	(21.20%)
Income tax (expense) benefit	€ (401)	€ 1,240
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense		€ 739
Germany
Consolidated Income Statement [Line Items]
Deferred tax expense relating to temporary differences	175
United States
Consolidated Income Statement [Line Items]
Current tax expense	€ 214